10-Q Leases - Weighted average remaining lease term (Details)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted average remaining lease term (in years) — finance leases	8 years 8 months 12 days	10 years	9 years 2 months 12 days
Weighted average remaining lease term (in years) — operating leases	6 years 1 month 6 days	6 years 3 months 18 days	6 years 2 months 12 days
Weighted average discount rate — finance leases	11.10%	11.20%	11.20%
Weighted average discount rate — operating leases	10.80%	10.90%	11.00%